Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended	12 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jul. 31, 2012 Advisory Agreement	Jul. 31, 2012 Consulting Agreement	Jul. 31, 2012 Minimum Advisory Agreement	Jul. 31, 2012 Maximum Advisory Agreement	Apr. 01, 2012 Executive Chairman	Sep. 30, 2013 Executive Chairman	Jun. 30, 2013 Executive Chairman	Dec. 31, 2012 Executive Chairman	Jun. 18, 2012 Chief Executive Officer	Sep. 30, 2013 Chief Executive Officer	Jun. 30, 2013 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Sep. 30, 2013 Chief Scientific Officer	Dec. 31, 2012 Chief Scientific Officer	Jun. 30, 2013 Chief Scientific Officer
Initial salary paid							$ 250,000				$ 230,000					$ 275,000
Increase decrease in base salary								325,000	325,000		350,000				295,000		295,000
Increase decrease in aggregate value of financing activities		5,000,000
Percentage of annual performance bonus								30.00%	30.00%			40.00%	40.00%		40.00%		40.00%
Purchase of common stock shares percentage	5.00%	5.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage										50.00%				50.00%
Bonus paid											40,000				275,000		275,000
Minimum value of financing activities											5,000,000
Proceeds from issuance of stock option to purchase of common stock		3,500,000
Services agreement expenses			$ 9,000	$ 9,000	$ 100	$ 700